Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Statement Of Cash Flows Abstract [Abstract]
Disclosure Of Cash Flow Statement Explanatory

38. Supplemental Cash Flow Information

Cash and cash equivalents as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Cash	￦	2,158,268	￦	2,167,911
Checks with other banks		400,422		430,253
Due from Bank of Korea		7,676,491		8,981,665
Due from other financial institutions		7,649,682		8,237,996

Sub-total		17,884,863		19,817,825

Restricted cash from financial institutions		(9,301,946)		(10,613,089)
Due from financial institutions with original maturities over three months		(1,168,081)		(799,838)

Sub-total		(10,470,027)		(11,412,927)

Total	￦	7,414,836	￦	8,404,898

Significant non-cash transactions for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Decrease in loans due to the write-offs	￦	1,418,960	￦	1,399,315	￦	1,033,056
Changes in accumulated other comprehensive income due to valuation of financial investments		(28,969)		(47,871)		89,117
Decrease in accumulated other comprehensive income from measurement of investment securities in associates		222		(7,093)		100,735
Change in shares of investment in associate due to KB Insurance Co., Ltd.’s inclusion of the consolidation scope		—		—		(1,417,397)
Change in shares of investment in associate due to Hyundai Securities Co., Ltd.’s inclusion of the consolidation scope		—		(1,459,604)		—
Increase in financial investments due to debt-for-equity swap with Taihan Electric Wire Co., Ltd.		14,729		—		—

Cash inflows and outflows from income tax, interests and dividends for the year December 31, 2015, 2016 and 2017, are as follows:

	Activity	2015		2016		2017
		(In millions of Korean won)
Income tax paid	Operating	￦	218,215	￦	231,786	￦	646,802
Interest received	Operating		10,976,847		10,208,678		11,243,363
Interest paid	Operating		4,569,076		3,707,653		3,444,715
Dividends received	Operating		160,562		132,654		229,289
Dividends paid	Financing		301,354		378,625		497,969

Changes in liabilities arising from financing activities

Changes in liabilities and assets that hedge liabilities arising from financing activities for the year ended December 31, 2017 are as follows:

	2017
					Non-cash changes
	Beginning		Net cash flows		Acquisition (Disposal)		Changes in foreign exchange rates		Changes in fair value		Business Combination		Other changes		Ending
	(In millions of Korean won)
Derivatives held for hedging[1]	￦	6,715	￦	63,827	￦	—	￦	—	￦	(159,530)	￦	(132,843)	￦	19,814	￦	(202,017)
Debts		26,251,486		4,272,011		—		(996,029)		(34,800)		(584,245)		(87,495)		28,820,928
Debentures		34,992,057		10,465,410		—		(429,880)		(11,931)		(34,600)		11,668		44,992,724
Other payables from trust accounts		4,430,508		587,523		—		—		—		—		—		5,018,031
Others		147,946		150,012		678		12		—		24,061		2,728		325,437

	￦	65,828,712	￦	15,538,783	￦	678	￦	(1,425,897)	￦	(206,261)	￦	(727,627)	￦	(53,285)	￦	78,955,103

[1]	Derivatives held for hedging purposes are the net amount after offsetting liabilities from assets

The net cash outflow associated with the change of the subsidiaries for the year ended December 31, 2017 was ￦405,817 million. The net cash outflow related to the KB Insurance Co., Ltd business combination was ￦647,953 million.